OMB APPROVAL
OMB Number: 3235-0570
Expires: January 31, 2014
Estimated average burden hours per response: 20.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-02090
Invesco Van Kampen Bond Fund

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin D. Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 6/30
Date of reporting period: 12/31/10

Item 1. Reports to Stockholders.

Invesco Van Kampen Bond Fund
Semiannual Report to Shareholders ■ December 31, 2010
NYSE: VBF

2	Fund Performance
3	Dividend Reinvestment Plan
4	Schedule of Investments
16	Financial Statements
19	Financial Highlights
19	Notes to Financial Statements
24	Results of Proxy
Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary
Cumulative total returns, 6/30/10 to 12/31/10

Fund at NAV	3.76%

Fund at Market Value	–2.75

Barclays Capital Baa U.S. Corporate Bond Index▼	3.71

Market Price Discount to NAV as of 12/31/10	–6.66

▼	Lipper Inc.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect Fund expenses, the reinvestment of distributions (if any) and changes in net asset value (NAV) for performance based on NAV and changes in market price for performance based on market price.
     Since the Fund is a closed-end management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
The Barclays Capital Baa U.S. Corporate Bond Index is the Baa component of the U.S. Corporate Investment Grade Index.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Portfolio Management Update

     The following individuals are jointly and primarily responsible for the day-to-day management of Invesco Van Kampen Bond Fund.
     Effective January 12, 2011, Peter Ehret joined the Fund’s management team. He has been associated with the

Fund NYSE Symbol	VBF
adviser or its affiliates in an investment management capacity since 2001.
     Chuck Burge began managing the Fund in June 2010 and has been associated with the adviser or its affiliates in an investment management capacity since 2002.
     John Craddock began managing the Fund in June 2010 and has been associated with the adviser or its affiliates in an investment management capacity since 1999.

2     Invesco Van Kampen Bond Fund

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Fund. Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of your Fund, allowing you to potentially increase your investment over time.

Plan benefits
■	Add to your account

You may increase the amount of shares in your Fund easily and automatically with the Plan.

■	Low transaction costs

Shareholders who participate in the Plan are able to buy shares at below-market prices when the Fund is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by a Fund, there is no fee, and when shares are bought in blocks on the open market, the per share fee is shared among all Participants.

■	Convenience

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent) which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to invesco.com/us.

■	Safekeeping

The Agent will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” — in the name of your brokerage firm, bank, or other financial institution — you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan Brochure. You can enroll in the Plan by visiting invesco.com/us, calling toll-free 800 341 2929 or notifying us in writing at Invesco Van Kampen Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include your Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before such Distributions are paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distributions.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by your Fund. If your Fund is trading at or above its NAV, your new shares are issued directly by the Fund and there are no brokerage charges or fees. However, if your Fund is trading at a discount, the shares are purchased on the open market, and you will pay your portion of per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all Participants in blocks, resulting in lower fees for each individual Participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
     Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, visiting invesco.com/us or by writing to Invesco Van Kampen Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Fund name and account number. Also, ensure that all shareholders listed on the account have signed these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 per share fee and applicable per share fee. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a stock certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
   To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

3      Invesco Van Kampen Bond Fund

Schedule of Investments

December 31, 2010
(Unaudited)

			Par
			Amount
	Coupon	Maturity	(000)	Value

Corporate Bonds–91.6%
Advertising–0.6%
WPP Finance UK PLC (United Kingdom)	8.000%	09/15/14	$1,080	$1,245,377

Aerospace & Defense–0.5%
Bombardier, Inc. (Canada)(a)	7.500%	03/15/18	225	242,719

Bombardier, Inc. (Canada)(a)	7.750%	03/15/20	455	495,950

Raytheon Co.	1.625%	10/15/15	305	293,094

				1,031,763

Agricultural Products–0.6%
Cargill, Inc.(a)	5.600%	09/15/12	600	645,138

Corn Products International, Inc.	3.200%	11/01/15	460	463,505

Corn Products International, Inc.	6.625%	04/15/37	300	313,776

				1,422,419

Airlines–1.0%
America West Airlines LLC	7.100%	04/02/21	381	386,579

Continental Airlines 2010-1 Class B Pass Through Trust	6.000%	01/12/19	770	775,775

Delta Air Lines 2010-2 Pass Through Trust	4.950%	11/23/19	500	503,125

Delta Air Lines, Inc.	6.200%	07/02/18	560	601,300

				2,266,779

Alternative Carriers–0.2%
Hughes Network Systems LLC	9.500%	04/15/14	120	124,350

Intelsat Subsidiary Holding Co., Ltd. (Bermuda)	8.500%	01/15/13	275	277,062

				401,412

Apparel, Accessories & Luxury Goods–0.0%
Phillips-Van Heusen Corp.	7.375%	05/15/20	55	58,437

Asset Management & Custody Banks–0.2%
State Street Capital Trust III(b)	8.250%	01/29/49	435	440,981

Auto Parts & Equipment–0.0%
Tenneco, Inc.	6.875%	12/15/20	75	76,500

Automobile Manufacturers–0.6%
Case New Holland, Inc.	7.750%	09/01/13	1,000	1,080,000

Ford Motor Credit Co., LLC	7.450%	07/16/31	205	221,400

				1,301,400

Automotive Retail–1.1%
Advance Auto Parts, Inc.	5.750%	05/01/20	1,600	1,662,000

AutoZone, Inc.	6.500%	01/15/14	675	749,405

				2,411,405

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen Bond Fund

			Par
			Amount
	Coupon	Maturity	(000)	Value

Brewers–1.9%
Anheuser-Busch InBev Worldwide, Inc.	2.500%	03/26/13	$2,000	$2,043,722

Anheuser-Busch InBev Worldwide, Inc.	3.000%	10/15/12	2,000	2,064,694

Anheuser-Busch InBev Worldwide, Inc.(a)	8.200%	01/15/39	120	163,749

				4,272,165

Broadcasting–1.9%
CBS Corp.	8.875%	05/15/19	570	718,172

COX Communications, Inc.	6.750%	03/15/11	820	830,080

COX Communications, Inc.(a)	8.375%	03/01/39	305	394,141

Discovery Communications LLC	3.700%	06/01/15	2,000	2,071,996

Grupo Televisa SA (Mexico)	6.000%	05/15/18	210	231,544

				4,245,933

Cable & Satellite–3.5%
Comcast Corp.	5.150%	03/01/20	210	221,134

Comcast Corp.	5.700%	05/15/18	1,545	1,695,543

Comcast Corp.	6.450%	03/15/37	580	620,819

Comcast Corp.	6.500%	01/15/15	500	570,129

CSC Holdings, Inc.	7.625%	07/15/18	250	274,375

DirecTV Holdings LLC	7.625%	05/15/16	2,100	2,336,250

Time Warner Cable, Inc.	5.875%	11/15/40	800	795,236

Time Warner Cable, Inc.	6.750%	06/15/39	310	342,925

Time Warner Cable, Inc.	8.250%	04/01/19	295	365,448

Time Warner Cable, Inc.	8.750%	02/14/19	455	580,959

XM Satellite Radio, Inc.(a)	7.625%	11/01/18	50	51,875

				7,854,693

Casinos & Gaming–0.1%
MGM Resorts International	6.625%	07/15/15	215	198,337

Wynn Las Vegas LLC	7.875%	11/01/17	65	70,200

				268,537

Coal & Consumable Fuels–0.2%
Arch Coal, Inc.	7.250%	10/01/20	500	528,125

Computer & Electronics Retail–0.0%
Rent-A-Center, Inc.(a)	6.625%	11/15/20	75	75,187

Construction & Farm Machinery & Heavy Trucks–0.0%
Navistar International Corp.	8.250%	11/01/21	100	108,250

Construction Materials–0.8%
CRH America, Inc.	6.000%	09/30/16	720	766,408

CRH America, Inc.	8.125%	07/15/18	315	365,831

Holcim US Finance Sarl & Cie SCS (Luxembourg)(a)	6.000%	12/30/19	455	474,765

Texas Industries, Inc.(a)	9.250%	08/15/20	115	122,762

				1,729,766

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Bond Fund

			Par
			Amount
	Coupon	Maturity	(000)	Value

Consumer Finance–2.5%
American Express Co.	8.125%	05/20/19	$1,550	$1,917,916

Capital One Bank USA NA	8.800%	07/15/19	645	797,432

Capital One Capital VI	8.875%	05/15/40	600	626,250

SLM Corp.	5.000%	10/01/13	1,930	1,948,298

SLM Corp.	8.000%	03/25/20	435	443,553

				5,733,449

Department Stores–1.0%
Macy’s Retail Holdings, Inc.	5.350%	03/15/12	2,000	2,075,000

Sears Holdings Corp.(a)	6.625%	10/15/18	150	141,750

				2,216,750

Diversified Banks–11.2%
Ally Financial, Inc.(a)	7.500%	09/15/20	205	218,325

Barclays Bank PLC (United Kingdom)	5.140%	10/14/20	520	471,073

Barclays Bank PLC (United Kingdom)(a)	6.050%	12/04/17	335	342,584

Barclays Bank PLC (United Kingdom)	6.750%	05/22/19	1,280	1,450,041

Credit Agricole SA (France)(a)(b)	8.375%	10/29/49	1,200	1,249,396

Credit Suisse (Switzerland)	5.400%	01/14/20	475	486,048

Credit Suisse New York (Switzerland)	4.375%	08/05/20	750	735,451

Credit Suisse New York (Switzerland)	5.300%	08/13/19	2,785	2,945,595

Credit Suisse New York (Switzerland)	6.000%	02/15/18	230	247,782

Groupe BPCE (France)(a)	2.375%	10/04/13	775	773,080

Hana Bank (Republic of Korea (South Korea))(a)	4.500%	10/30/15	1,075	1,091,391

HBOS PLC (United Kingdom)(a)	6.750%	05/21/18	1,080	1,010,865

HSBC Bank PLC (United Kingdom)(a)	4.125%	08/12/20	1,275	1,248,900

HSBC Bank USA NA	4.875%	08/24/20	250	249,367

HSBC Finance Corp.	6.676%	01/15/21	957	969,837

Korea Development Bank (Republic of Korea (South Korea))	4.375%	08/10/15	1,135	1,165,903

Lloyds TSB Bank PLC (United Kingdom)(a)	5.800%	01/13/20	690	680,386

Lloyds TSB Bank PLC (United Kingdom)(a)	6.500%	09/14/20	540	498,012

Rabobank Nederland NV (Netherlands)(a)(b)	11.000%	06/29/49	210	271,681

Royal Bank of Scotland Group PLC (United Kingdom)	6.400%	10/21/19	760	774,682

Royal Bank of Scotland PLC (United Kingdom)	4.875%	03/16/15	1,160	1,181,700

Santander US Debt SA Unipersonal (Spain)(a)	2.991%	10/07/13	500	485,863

Santander US Debt SA Unipersonal (Spain)(a)	3.724%	01/20/15	800	791,284

Societe Generale (France)(a)	2.500%	01/15/14	600	600,094

Standard Chartered Bank (United Kingdom)(a)	6.400%	09/26/17	800	855,105

Standard Chartered PLC (United Kingdom)(a)	3.850%	04/27/15	270	275,989

US Bancorp	2.000%	06/14/13	625	634,588

VTB Bank Via VTB Capital SA (Luxembourg)(a)	6.551%	10/13/20	875	864,121

Wells Fargo & Co.	5.625%	12/11/17	2,570	2,862,876

				25,432,019

Diversified Capital Markets–0.5%
UBS AG Stamford Branch (Switzerland)	5.875%	12/20/17	985	1,085,354

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Bond Fund

			Par
			Amount
	Coupon	Maturity	(000)	Value

Diversified Metals & Mining–2.3%
Anglo American Capital PLC (United Kingdom)(a)	9.375%	04/08/19	$660	$876,112

Freeport-McMoRan Cooper & Gold, Inc.	8.375%	04/01/17	1,320	1,458,188

Rio Tinto Finance USA Ltd. (Australia)	9.000%	05/01/19	1,750	2,353,738

Southern Copper Corp.	5.375%	04/16/20	230	234,144

Southern Copper Corp.	6.750%	04/16/40	335	352,544

				5,274,726

Diversified REIT’s–0.2%
Qatari Diar Finance QSC (Qatar)(a)	5.000%	07/21/20	545	550,855

Drug Retail–1.4%
CVS Pass-Through Trust(a)	5.773%	01/10/33	1,690	1,681,148

CVS Pass-Through Trust	6.036%	12/10/28	1,279	1,294,078

CVS Pass-Through Trust(a)	8.353%	07/10/31	200	239,029

				3,214,255

Electric Utilities–3.7%
DCP Midstream LLC(a)	9.700%	12/01/13	1,500	1,783,341

DCP Midstream LLC(a)	9.750%	03/15/19	500	634,211

Enel Finance International SA (Luxembourg)(a)	5.125%	10/07/19	820	812,461

Enel Finance International SA (Luxembourg)(a)	5.700%	01/15/13	500	531,395

Entergy Gulf States Louisiana LLC	5.590%	10/01/24	650	696,780

Ohio Power Co.	5.375%	10/01/21	350	373,550

Progress Energy, Inc.	6.850%	04/15/12	650	697,765

Progress Energy, Inc.	7.050%	03/15/19	340	405,370

Southern Co.	2.375%	09/15/15	400	394,362

Southern Power Co., Ser D	4.875%	07/15/15	1,175	1,271,916

Virginia Electric & Power Co.	8.875%	11/15/38	595	867,466

				8,468,617

Electrical Components & Equipment–0.0%
Polypore International, Inc.(a)	7.500%	11/15/17	30	30,900

Electronic Components–0.3%
Corning, Inc.	6.625%	05/15/19	140	161,420

Corning, Inc.	7.250%	08/15/36	490	556,422

				717,842

Electronic Manufacturing Services–0.1%
Jabil Circuit, Inc.	5.625%	12/15/20	150	148,125

Environmental & Facilities Services–0.3%
Waste Management, Inc.	5.000%	03/15/14	645	697,560

Food Retail–1.0%
Kroger Co.	5.400%	07/15/40	1,350	1,293,032

Safeway, Inc.	3.950%	08/15/20	1,000	949,421

				2,242,453

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Bond Fund

			Par
			Amount
	Coupon	Maturity	(000)	Value

Gold–0.6%
Gold Fields Orogen Holding Ltd. (British Virgin Islands)(a)	4.875%	10/07/20	$1,000	$953,715

Newmont Mining Corp.	6.250%	10/01/39	475	515,935

				1,469,650

Health Care Equipment–0.9%
Boston Scientific Corp.	6.000%	01/15/20	1,400	1,465,938

CareFusion Corp.	4.125%	08/01/12	600	624,840

				2,090,778

Health Care Facilities–0.1%
HCA, Inc.	7.875%	02/15/20	155	166,625

Tenet Healthcare Corp.	9.250%	02/01/15	30	32,100

				198,725

Health Care Services–0.9%
Express Scripts, Inc.	5.250%	06/15/12	1,585	1,676,201

Laboratory Corp. of America Holdings	3.125%	05/15/16	250	246,404

				1,922,605

Health Care Technology–0.0%
MedAssets, Inc.(a)	8.000%	11/15/18	85	85,850

Home Improvement Retail–0.7%
Home Depot, Inc.	5.875%	12/16/36	800	835,754

Lowe’s Cos, Inc.	3.750%	04/15/21	795	770,490

				1,606,244

Hotels, Resorts & Cruise Lines–0.6%
Hyatt Hotels Corp.(a)	6.875%	08/15/19	155	168,751

Wyndham Worldwide Corp.	6.000%	12/01/16	1,145	1,204,397

				1,373,148

Housewares & Specialties–0.2%
Fortune Brands, Inc.	6.375%	06/15/14	375	405,957

Hypermarkets & Super Centers–0.2%
Wal-Mart Stores, Inc.	5.250%	09/01/35	400	404,550

Independent Power Producers & Energy Traders–0.7%
AES Corp.	8.000%	06/01/20	1,055	1,123,575

Indianapolis Power & Light Co.(a)	6.300%	07/01/13	255	280,143

NRG Energy, Inc.	8.500%	06/15/19	240	248,400

				1,652,118

Industrial Conglomerates–2.8%
General Electric Capital Corp.	5.500%	01/08/20	320	342,073

General Electric Capital Corp.	5.875%	01/14/38	360	375,330

General Electric Capital Corp.	6.000%	08/07/19	1,000	1,119,750

General Electric Co.	5.250%	12/06/17	1,330	1,431,905

Hutchison Whampoa International 10 Ltd. (Cayman Islands)(a)(b)	6.000%	12/29/49	2,290	2,255,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Bond Fund

			Par
			Amount
	Coupon	Maturity	(000)	Value

Industrial Conglomerates–(continued)

NBC Universal, Inc.(a)	2.100%	04/01/14	$375	$374,934

NBC Universal, Inc.(a)	5.950%	04/01/41	355	356,576

				6,256,218

Integrated Oil & Gas–0.6%
Hess Corp.	5.600%	02/15/41	450	448,767

Lukoil International Finance BV (Netherlands)(a)	6.125%	11/09/20	960	965,057

				1,413,824

Integrated Telecommunication Services–4.7%
AT&T Corp.	8.000%	11/15/31	86	108,616

AT&T, Inc.(a)	5.350%	09/01/40	2,874	2,700,965

CenturyTel, Inc.	6.150%	09/15/19	295	298,515

Deutsche Telekom International Finance BV (Netherlands)	6.000%	07/08/19	150	170,685

Deutsche Telekom International Finance BV (Netherlands)	6.750%	08/20/18	225	266,079

Deutsche Telekom International Finance BV (Netherlands)	8.750%	06/15/30	440	591,506

Qtel International Finance Ltd. (Bermuda)(a)	3.375%	10/14/16	515	495,904

Qtel International Finance Ltd. (Bermuda)(a)	4.750%	02/16/21	250	242,994

Qwest Communications International, Inc.	7.125%	04/01/18	25	25,875

Qwest Corp.	6.875%	09/15/33	210	206,850

SBC Communications, Inc.	6.150%	09/15/34	1,185	1,237,112

Telecom Italia Capital SA (Luxembourg)	6.999%	06/04/18	1,850	1,957,344

Telecom Italia Capital SA (Luxembourg)	7.175%	06/18/19	230	245,959

Verizon Communications, Inc.	6.400%	02/15/38	200	222,169

Verizon Communications, Inc.	8.950%	03/01/39	1,360	1,949,298

				10,719,871

Internet Retail–0.7%
Expedia, Inc.	5.950%	08/15/20	1,555	1,565,545

Investment Banking & Brokerage–3.5%
Charles Schwab Corp.	4.450%	07/22/20	875	882,524

Goldman Sachs Group, Inc.	3.700%	08/01/15	615	627,564

Goldman Sachs Group, Inc.	6.750%	10/01/37	1,320	1,362,359

Jefferies Group, Inc.	6.875%	04/15/21	1,010	1,063,575

Macquarie Group Ltd. (Australia)(a)	6.000%	01/14/20	1,095	1,104,607

Macquarie Group Ltd. (Australia)(a)	7.625%	08/13/19	498	551,282

Morgan Stanley	3.450%	11/02/15	1,000	981,811

Morgan Stanley	4.000%	07/24/15	1,000	1,013,091

Schwab Capital Trust I(b)	7.500%	11/15/37	385	399,185

				7,985,998

IT Consulting & Other Services–0.4%
SAIC, Inc.(a)	4.450%	12/01/20	575	575,926

SAIC, Inc.(a)	5.950%	12/01/40	380	387,063

				962,989

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Bond Fund

			Par
			Amount
	Coupon	Maturity	(000)	Value

Leisure Facilities–0.1%
Universal City Development Partners Ltd.	8.875%	11/15/15	$150	$160,500

Life & Health Insurance–4.0%
Aegon NV (Netherlands)	4.625%	12/01/15	650	672,363

Aflac, Inc.	6.450%	08/15/40	200	207,633

Aflac, Inc.	8.500%	05/15/19	540	669,208

Farmers Insurance Exchange Surplus(a)	8.625%	05/01/24	980	1,078,857

MetLife, Inc.	2.375%	02/06/14	255	256,586

MetLife, Inc.	5.700%	06/15/35	75	76,331

MetLife, Inc.	6.817%	08/15/18	50	58,193

MetLife, Inc.	10.750%	08/01/39	785	1,059,750

Pacific LifeCorp(a)	6.000%	02/10/20	1,150	1,214,550

Prudential Financial, Inc.	4.750%	09/17/15	820	873,261

Prudential Financial, Inc.	6.200%	11/15/40	1,500	1,591,346

Prudential Financial, Inc.	6.625%	12/01/37	390	429,635

Prudential Financial, Inc.	7.375%	06/15/19	645	758,399

				8,946,112

Life Sciences Tools & Services–0.3%
Life Technologies Corp.	6.000%	03/01/20	610	653,980

Managed Health Care–0.4%
UnitedHealth Group, Inc.	3.875%	10/15/20	400	382,584

WellPoint, Inc.	5.800%	08/15/40	450	455,189

				837,773

Metal & Glass Containers–0.1%
Ardagh Packing Finance PLC (Ireland)(a)	7.375%	10/15/17	200	208,133

Movies & Entertainment–1.2%
AMC Entertainment, Inc.	8.750%	06/01/19	200	214,000

News America, Inc.	6.400%	12/15/35	325	349,768

News America, Inc.	6.650%	11/15/37	600	667,272

Time Warner Cable, Inc.	6.750%	07/01/18	685	797,618

Time Warner, Inc.	6.500%	11/15/36	675	740,892

				2,769,550

Multi-Line Insurance–1.2%
American International Group, Inc.	3.650%	01/15/14	610	617,015

AIG SunAmerica Global Financing VI(a)	6.300%	05/10/11	795	812,093

American Financial Group, Inc.	9.875%	06/15/19	1,055	1,271,053

				2,700,161

Multi-Utilities–0.9%
CMS Energy Corp.	6.300%	02/01/12	50	52,250

Consumers Energy Co.	5.800%	09/15/35	480	504,791

Dominion Resources, Inc.	2.250%	09/01/15	500	492,452

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Bond Fund

			Par
			Amount
	Coupon	Maturity	(000)	Value

Multi-Utilities–(continued)

Dominion Resources, Inc.	7.000%	06/15/38	$315	$382,409

Nisource Finance Corp.	6.800%	01/15/19	535	606,985

				2,038,887

Office REIT’s–0.7%
Digital Realty Trust LP(a)	4.500%	07/15/15	1,525	1,540,926

Oil & Gas Drilling–0.9%
Transocean, Inc. (Cayman Islands)	4.950%	11/15/15	1,985	2,049,995

Oil & Gas Exploration & Production–3.0%
Anadarko Petroleum Corp.	6.375%	09/15/17	1,700	1,851,236

Chesapeake Energy Corp.	6.625%	08/15/20	70	68,862

Empresa Nacional de Petroleo (Chile)(a)	5.250%	08/10/20	365	367,369

EnCana Corp. (Canada)	6.500%	02/01/38	945	1,029,468

EOG Resources, Inc.	4.100%	02/01/21	1,055	1,043,814

Gaz Capital SA (Luxembourg)(a)	6.510%	03/07/22	265	271,625

Newfield Exploration Co.	7.125%	05/15/18	290	306,675

Petrohawk Energy Corp.	7.250%	08/15/18	100	101,375

Petroleos Mexicanos (Mexico)	5.500%	01/21/21	630	640,278

Pioneer Natural Resources Co.	6.650%	03/15/17	145	154,837

Plains Exploration & Production Co.	7.625%	06/01/18	320	338,400

Range Resources Corp.	7.500%	05/15/16	500	520,000

				6,693,939

Oil & Gas Refining & Marketing–0.0%
Tesoro Corp.	6.500%	06/01/17	85	85,531

Oil & Gas Storage & Transportation–3.0%
Copano Energy LLC	8.125%	03/01/16	110	114,400

Enterprise Products Operating LLC	5.250%	01/31/20	250	259,887

Enterprise Products Operating LLC	5.600%	10/15/14	720	795,031

Enterprise Products Operating LLC	6.450%	09/01/40	1,250	1,354,962

Kinder Morgan Energy Partners LP	5.850%	09/15/12	560	601,522

Kinder Morgan Finance Co. (Canada)	5.700%	01/05/16	585	595,238

Regency Energy Partners LP	6.875%	12/01/18	95	96,663

Spectra Energy Capital LLC	5.668%	08/15/14	500	549,850

Spectra Energy Capital LLC	8.000%	10/01/19	225	275,011

Texas Eastern Transmission LP	7.000%	07/15/32	755	886,535

Williams Partners LP	7.250%	02/01/17	1,000	1,163,716

				6,692,815

Other Diversified Financial Services–5.9%
Bank of America Corp.	3.700%	09/01/15	500	497,127

Bank of America Corp.	5.650%	05/01/18	800	827,210

Bank of America Corp.	7.625%	06/01/19	695	802,681

Bear Stearns Cos., LLC	5.550%	01/22/17	1,030	1,093,568

Bear Stearns Cos., LLC	6.400%	10/02/17	315	360,212

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Bond Fund

			Par
			Amount
	Coupon	Maturity	(000)	Value

Other Diversified Financial Services–(continued)

Bear Stearns Cos., LLC	7.250%	02/01/18	$680	$807,116

Citigroup, Inc.	5.875%	05/29/37	1,095	1,083,900

Citigroup, Inc.	6.125%	05/15/18	1,450	1,589,620

Citigroup, Inc.	8.125%	07/15/39	745	951,555

ERAC USA Finance LLC(a)	2.750%	07/01/13	555	564,591

ERAC USA Finance LLC(a)	5.800%	10/15/12	200	214,270

ING Bank NV (Netherlands)(a)	3.000%	09/01/15	510	499,977

International Lease Finance Corp.	8.250%	12/15/20	450	466,875

JPMorgan Chase Capital XXVII	7.000%	11/01/39	2,165	2,254,218

Merrill Lynch & Co., Inc.	7.750%	05/14/38	765	819,361

National Rural Utilities Cooperative Finance Corp.	1.900%	11/01/15	500	484,292

				13,316,573

Packaged Foods & Meats–1.3%
Grupo Bimbo SAB de CV (Mexico)(a)	4.875%	06/30/20	505	509,747

Kraft Foods, Inc.	6.875%	02/01/38	1,255	1,457,018

Kraft Foods, Inc.	6.875%	01/26/39	850	992,790

				2,959,555

Paper Products–1.1%
International Paper Co.	7.500%	08/15/21	715	843,596

International Paper Co.	7.950%	06/15/18	1,000	1,190,317

International Paper Co.	9.375%	05/15/19	375	482,465

				2,516,378

Pharmaceuticals–0.1%
Wyeth	6.450%	02/01/24	120	141,410

Property & Casualty Insurance–0.9%
CNA Financial Corp.	7.350%	11/15/19	1,100	1,207,639

WR Berkley Corp.	5.375%	09/15/20	90	88,784

XL Group PLC (Ireland)	5.250%	09/15/14	710	737,777

				2,034,200

Publishing–0.1%
Gannett Co., Inc.	9.375%	11/15/17	110	122,650

Railroads–1.0%
Canadian Pacific Railway Co. (Canada)	4.450%	03/15/23	225	217,619

CSX Corp.	5.500%	04/15/41	1,250	1,228,524

CSX Corp.	6.150%	05/01/37	770	820,359

				2,266,502

Regional Banks–1.5%
CIT Group, Inc.	7.000%	05/01/17	210	211,050

Nationwide Building Society (United Kingdom)(a)	6.250%	02/25/20	1,030	1,081,380

Regions Financial Corp.	5.750%	06/15/15	2,080	2,054,000

				3,346,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Bond Fund

			Par
			Amount
	Coupon	Maturity	(000)	Value

Reinsurance–0.3%
Reinsurance Group of America, Inc.	6.450%	11/15/19	$625	$663,297

Research & Consulting Services–0.5%
Novant Health, Inc.	5.850%	11/01/19	1,000	1,060,377

Restaurants–0.4%
Yum! Brands, Inc.	6.875%	11/15/37	780	894,551

Retail REIT’s–0.5%
WEA Finance LLC(a)	6.750%	09/02/19	1,050	1,168,814

Soft Drinks–0.3%
Coca-Cola Enterprises, Inc.	1.125%	11/12/13	750	743,038

Specialized Finance–0.8%
Moody’s Corp.	5.500%	09/01/20	1,120	1,107,058

NASDAQ OMX Group, Inc.	5.550%	01/15/20	730	734,416

				1,841,474

Specialized REIT’s–1.2%
Entertainment Properties Trust(a)	7.750%	07/15/20	1,250	1,326,417

Health Care REIT, Inc.	4.950%	01/15/21	1,000	966,275

Plum Creek Timberlands, LP	4.700%	03/15/21	510	486,240

				2,778,932

Specialty Chemicals–0.0%
PolyOne Corp.	7.375%	09/15/20	45	46,800

Steel–1.7%
ArcelorMittal (Luxembourg)	3.750%	08/05/15	970	978,324

ArcelorMittal (Luxembourg)	7.000%	10/15/39	625	647,492

ArcelorMittal (Luxembourg)	9.850%	06/01/19	770	976,486

Vale Overseas Ltd. (Cayman Islands)	5.625%	09/15/19	545	583,224

Vale Overseas Ltd. (Cayman Islands)	6.875%	11/10/39	580	632,709

				3,818,235

Systems Software–0.3%
Allen Systems Group, Inc.(a)	10.500%	11/15/16	120	123,000

Symantec Corp.	4.200%	09/15/20	535	494,447

				617,447

Technology Distributors–0.5%
Avnet, Inc.	5.875%	06/15/20	1,200	1,205,997

Textiles–0.1%
Levi Strauss & Co.	7.625%	05/15/20	260	269,750

Tobacco–0.9%
Altria Group, Inc.	4.125%	09/11/15	1,000	1,047,502

Altria Group, Inc.	9.700%	11/10/18	340	448,497

Altria Group, Inc.	10.200%	02/06/39	410	590,922

				2,086,921

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Bond Fund

			Par
			Amount
	Coupon	Maturity	(000)	Value

Trucking–0.0%
Avis Budget Car Rental LLC(a)	8.250%	01/15/19	$30	$30,375

Hertz Corp.(a)	7.375%	01/15/21	35	35,875

				66,250

Wireless Telecommunication Services–1.1%
American Tower Corp.	4.500%	01/15/18	515	510,011

Cricket Communications, Inc.(a)	7.750%	10/15/20	95	91,200

Crown Castle Towers LLC(a)	4.883%	08/15/20	1,215	1,169,437

MetroPCS Wireless, Inc.	7.875%	09/01/18	20	20,713

SBA Telecommunications, Inc.	8.250%	08/15/19	250	273,750

Sprint Capital Corp.	6.900%	05/01/19	205	204,744

Wind Acquisition Finance SA (Luxembourg)(a)	11.750%	07/15/17	150	168,750

				2,438,605

Total Corporate Bonds–91.6%				207,448,592

Municipal Bonds–2.8%
California–0.3%
Alameda County CA Joint Powers	7.046%	12/01/44	530	526,301

California State Taxable Various Purpose 3	5.950%	04/01/16	230	243,657

				769,958

Georgia–0.4%
Municipal Electric Authority of GA	6.637%	04/01/57	1,000	985,290

Kentucky–0.4%
Kentucky Asset / Liability Commission Funding Notes	3.165%	04/01/18	870	850,303

New Jersey–0.5%
New Jersey State Transportation Trust Fund Authority	5.754%	12/15/28	1,040	1,019,907

New York–0.2%
New York, NY City Transitional Finance Authority	5.572%	11/01/38	525	521,430

Ohio–0.5%
American Municipal Power OH Inc., Ser B	8.084%	02/15/50	1,100	1,187,659

Texas–0.5%
Texas State Transportation Commission Taxable-First Tier, Ser B	5.178%	04/01/30	1,075	1,077,258

Total Municipal Bonds–2.8%				6,411,805

Collateralized Mortgage Obligations–2.2%
Bear Stearns Commercial Mortgage Securities(b)	5.471%	01/12/45	700	748,154

Commercial Mortgage Pass Through Certificates(a)(b)	0.350%	06/15/22	953	929,426

GS Mortgage Securities Corp. II(a)(b)	5.635%	08/10/43	1,000	999,479

LB-UBS Commercial Mortgage Trust	5.372%	09/15/39	760	814,183

PNC Mortgage Acceptance Corp.	6.360%	03/12/34	751	751,207

TIAA Seasoned Commercial Mortgage Trust(b)	5.768%	08/15/39	635	668,042

Total Collateralized Mortgage Obligations–2.2%				4,910,491

Total Long-Term Investments–96.6% (Cost $208,224,951)				218,770,888

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen Bond Fund

	Shares	Value

Money Market Funds–2.4%
Liquid Assets Portfolio–Institutional Class(c)	$2,653,611	$2,653,611

Premier Portfolio–Institutional Class(c)	2,653,611	2,653,611

Total Money Market Funds–2.4% (Cost $5,307,222)		5,307,222

United States Government Agency Obligations–0.1%
United States Treasury Bills ($225,000 par, yielding 6.007%, 04/28/11 Maturity) (Cost $224,876)(d)		224,912

TOTAL INVESTMENTS–99.1% (Cost $213,757,049)		224,303,022

OTHER ASSETS IN EXCESS OF LIABILITIES–0.9%		2,108,868

NET ASSETS–100.0%		$226,411,890

Percentages are calculated as a percentage of net assets.

Investment Abbreviation:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(b)	Interest or dividend rate is determined periodically. Rate shown is the rate in effect on December 31, 2010.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
(d)	All or a portion of this security has been physically segregated in connection with open futures contracts.

Futures Contracts Outstanding as of December 31, 2010:
	Number	Unrealized
	of	Appreciation
	Contracts	(Depreciation)

Long Contracts:
U.S. Treasury Bonds 30-Year Futures, March 2011 (Current Notional Value of $122,125 per contract)	11	$(39,726)

U.S. Treasury Bonds Ultra Long Futures, March 2011 (Current Notional Value of $127,094 per contract)	17	(31,247)

U.S. Treasury Notes 5-Year Futures, March 2011 (Current Notional Value of $117,719 per contract)	497	(897,975)

Total Long Contracts	525	(968,948)

Short Contracts:
U.S. Treasury Notes 10-Year Futures, March 2011 (Current Notional Value of $120,438 per contract)	351	1,063,724

Total Futures Contracts	876	$94,776

Portfolio Composition

By security type, based on net assets
as of December 31, 2010

Corporate Bonds	91.6%

United States Government Agency Obligations	0.1

Municipal Bonds	2.8

Collateralized Mortgage Obligations	2.2

Money Market Funds Plus Other Assets Less Liabilities	3.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen Bond Fund

Statement of Assets and Liabilities

December 31, 2010
(Unaudited)

Assets:
Investments, at value (Cost $208,449,827)	$218,995,800

Investments in affiliated money market funds, at value and cost	5,307,222

Receivables:
Interest	2,904,153

Variation margin	38,391

Dividends	453

Other assets	1,052

Total assets	227,247,071

Liabilities:
Payables:
Investments purchased	621,681

Affiliates	37,755

Income distributions	34,393

Custodian bank	10,941

Accrued expenses	130,411

Total liabilities	835,181

Net assets	$226,411,890

Net asset value ($226,411,890 divided by 11,335,939 shares outstanding)	$19.97

Net assets consist of:
Shares of beneficial interest ($1.00 par value with 15,000,000 shares authorized, 11,335,939 shares issued and outstanding)	$218,509,250

Net unrealized appreciation	10,640,749

Accumulated undistributed net investment income (loss)	(692,668)

Accumulated net realized gain (loss)	(2,045,441)

Net assets	$226,411,890

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Van Kampen Bond Fund

Statement of Operations

For the six months ended December 31, 2010
(Unaudited)

Investment income:
Interest	$5,803,137

Dividends from affiliated money market funds	11,399

Total income	5,814,536

Expenses:
Investment advisory fee	484,369

Professional fees	43,209

Custody	30,471

Transfer agent fees	28,982

Administrative services fees	26,525

Trustees’ and officers’ fees and benefits	9,178

Other	20,193

Total expenses	642,927

Fees waived	9,499

Net expenses	633,428

Net investment income	5,181,108

Realized and unrealized gain (loss):
Realized gain (loss):
Investments	7,945,345

Futures contracts	(641,628)

Net realized gain	7,303,717

Unrealized appreciation (depreciation):
Beginning of the period	14,816,514

End of the period:
Investments	10,545,973

Futures contracts	94,776

10,640,749

Net unrealized appreciation (depreciation) during the period	(4,175,765)

Net realized and unrealized gain	3,127,952

Net increase in net assets from operations	$8,309,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Van Kampen Bond Fund

Statements of Changes in Net Assets

(Unaudited)

	For the six months ended	For the year ended
	December 31,	June 30,
	2010	2010

From operations:
Net investment income	$5,181,108	$11,786,074

Net realized gain	7,303,717	5,512,962

Net unrealized appreciation (depreciation) during the period	(4,175,765)	14,668,622

Change in net assets from operations	8,309,060	31,967,658

Distributions from net investment income	(5,610,513)	(11,609,494)

Net change in net assets from operations	2,698,547	20,358,164

From capital transactions:
Value of common shares issued through dividend reinvestment	107,791	261,395

Total increase in net assets	2,806,338	20,619,559

Net assets:
Beginning of the period	223,605,552	202,985,993

End of the period (including accumulated undistributed net investment income (loss) of $(692,668) and $(263,263), respectively)	$226,411,890	$223,605,552

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Van Kampen Bond Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six months ended
	December 31,		Year ended June 30,
	2010		2010	2009	2008	2007	2006

Net asset value, beginning of the period	$19.73		$17.94	$18.33	$18.70	$18.59	$19.69

Net investment income(a)	0.46		1.04	0.95	0.92	0.90	0.89

Net realized and unrealized gain (loss)	0.28		1.78	(0.22)	(0.37)	0.15	(1.03)

Total from investment operations	0.74		2.82	0.73	0.55	1.05	(0.14)

Less distributions from net investment income	0.50		1.03	1.12	0.92	0.94	0.96

Net asset value, end of the period	$19.97		$19.73	$17.94	$18.33	$18.70	$18.59

Common share market price at end of the period	$18.64		$19.65	$17.12	$16.62	$16.84	$16.40

Total return at net asset value(b)	3.76%

Total return at market value(c)	(2.75)%		21.02%	10.29%	4.17%	8.38%	(2.59)%

Net assets at end of the period (in millions)	$226.4		$223.6	$203.0	$207.3	$211.4	$211.2

Ratio of expenses to average net assets	0.55	%(d)	0.59%	0.58%	0.61%	0.57%	0.59%

Ratio of net investment income to average net assets	4.49	%(d)	5.40%	5.54%	4.82%	4.72%	4.61%

Portfolio turnover(e)	60%		77%	59%	111%	188%	64%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average net assets (000’s omitted) of $228,786.
(e)	Portfolio turnover is not annualized for periods less than one year, if applicable.

Notes to Financial Statements

December 31, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.
  The Fund’s investment objective is to seek interest income while conserving capital.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

19        Invesco Van Kampen Bond Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Fund declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally paid annually and are distributed on a pro rata basis to common and preferred shareholders. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

20        Invesco Van Kampen Bond Fund

G.	Indemnifications — Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
I.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Fund has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.42%

Over $500 million	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) to 0.58%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Fund’s operating expenses after fee waiver and/or expense reimbursement to exceed the limit reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. For the six months ended, the Adviser waived advisory fee of $9,499.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended December 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  Certain officers and trustees of the Fund are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs

21        Invesco Van Kampen Bond Fund

(Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended December 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Investment in an Asset Position
Corporate Bonds	$—	$207,448,592	$—	$207,448,592

Collateralized Mortgage Obligations	—	4,910,491	—	4,910,491

Municipal Bonds	—	6,411,805	—	6,411,805

United States Government Agency Obligations	—	224,912	—	224,912

Money Market Funds	5,307,222	—	—	5,307,222

Futures Contracts	1,063,724	—	—	1,063,724

Total Investments in an Asset Position	$6,370,946	$218,995,800	$—	$225,366,746

Investments in a Liability Position
Futures Contracts	$(968,948)	$—	$—	$(968,948)

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of December 31, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts(a)	$1,063,724	$(968,948)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six months ended December 31, 2010

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures Contracts*

Realized Gain (Loss)
Interest rate risk	$(641,628)

Change in Unrealized Appreciation (Depreciation)
Interest rate risk	469,679

Total	$(171,949)

*	The average value of futures contracts outstanding during the period was $13,750,000.

22        Invesco Van Kampen Bond Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund.
  For the six months ended December 31, 2010, the Fund paid legal fees of $4,330 for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of June 30, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

June 30, 2017	$9,703,123

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended December 31, 2010 was $142,481,166 and $127,707,280, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities for the period were $0 and $855,004, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$11,705,611

Aggregate unrealized (depreciation) of investment securities	(1,484,603)

Net unrealized appreciation of investment securities	$10,221,008

Cost of investments for tax purposes is $214,082,014.

NOTE 9—Shares of beneficial Interest

Transactions in shares of beneficial interest were as follows:

	Six months ended	Year ended
	December 31, 2010	June 30, 2010

Beginning shares	11,330,647	11,317,176

Shares issued through dividend reinvestment	5,292	13,471

Ending shares	11,335,939	11,330,647

NOTE 10—Dividends

The Fund declared the following dividends from net investment income subsequent to December 31, 2010:

Declaration Date	Amount Per Share	Record Date	Payable Date

January 3, 2011	$0.08	January 14, 2011	January 31, 2011

February 1, 2011	0.08	February 15, 2011	February 28, 2011

23        Invesco Van Kampen Bond Fund

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Van Kampen Bond Fund was held on Friday, July 16, 2010. The Meeting was held for the following purpose:

(1)	Elect four Class III Trustees, each by the holders of Common Shares, each of whom will serve for a three year term or until a successor has been duly elected and qualified.

The results of the voting on the above matters were as follows:

			Votes
	Matter	Votes For	Withheld

(1)	R. Craig Kennedy	10,453,197	58,431
	Jack E. Nelson	10,337,316	174,312
	Colin D. Meadows	10,457,898	53,730
	Hugo F. Sonnenschein	10,410,444	101,184

24        Invesco Van Kampen Bond Fund

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Fund is 811-02090.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-CE-BOND-SAR-1      Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). The Code was amended in June, 2010, to (i) add an individual to Exhibit A and (ii) update the names of certain legal entities. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
          Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
          Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
          Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
          Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
          Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
          Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
          None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of December 14, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 14, 2010,the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a)(1)	Not applicable.

12(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Bond Fund

By:	/s/ Colin D. Meadows
Colin D. Meadows
Principal Executive Officer
Date: March 11, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin D. Meadows
Colin D. Meadows
Principal Executive Officer
Date: March 11, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: March 11, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.